Post-employment benefit plans - Components of Post-Employment Benefit Plans Financing Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Total net return (interest) on post-employment benefit plans	$ 51	$ (20)
DB pension
Disclosure of net defined benefit liability (asset) [line items]
Total net return (interest) on post-employment benefit plans	84	11
OPEBs
Disclosure of net defined benefit liability (asset) [line items]
Total net return (interest) on post-employment benefit plans	$ (33)	$ (31)